Income Taxes (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Provision for income taxes	$ 0
Deferred tax assets		49,447,000	34,534,000
Federal
Income Taxes
Tax credit carry-forwards		3,500,000
State
Income Taxes
Tax credit carry-forwards		$ 3,100,000